Balance Sheet Components - Schedule of Changes to Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 19,182	$ 12,057
Addition from acquisition	1,038	6,810
Foreign currency translation adjustment	(374)	315
Ending balance	$ 19,846	$ 19,182